Short-term bank loan (Tables)	12 Months Ended
Dec. 31, 2019
Short-term bank loan
Summary of bank loan

	December 31,
	2019	2018

Current maturities of long-term bank loans	$155	$200
Long-term bank borrowings	6,255	—
	6,410	200